SCHEDULE OF INCOME TAX (BENEFIT) EXPENSE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current
China		$ 173,203	$ 1,834
Deferred
China	7,765	(199,452)	(189,554)
Income tax expense (benefit)	$ 7,765	$ (26,249)	$ (187,720)